Goodwill and intangible assets - Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 20,622	$ 20,443
Amortisation, intangible assets other than goodwill	1,438	2,519	$ 1,070
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	5,033	5,881
Present value of in-force long-term insurance business
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	9,453	9,435		$ 8,945
Capitalisation, intangible assets other than goodwill	1,090	776
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	6,136	5,127
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,430	4,452
Capitalisation, intangible assets other than goodwill	2,373	1,934
Impairment loss recognised in profit or loss, intangible assets other than goodwill	137	1,322
Amortisation, intangible assets other than goodwill	$ 1,183	$ 1,085